SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	U.S. Treasury Securities — 2.3%
	U.S. Treasury Bills,
	5.313% due 7/11/2024	$ 9,125,000	$ 9,111,746
	5.315% due 7/11/2024	25,000,000	24,963,671
	Total U.S. Treasury Securities (Cost $34,075,417)		34,075,417
	Commercial Paper — 77.9%
	American Electric Power Co., Inc.,
[a]	5.582% due 7/9/2024	3,000,000	2,996,340
[a]	5.584% due 7/9/2024	11,000,000	10,986,580
	American Honda Finance Corp., 5.559% due 7/22/2024	35,000,000	34,888,525
	Archer-Daniels-Midland Co.,
[a]	5.406% due 7/1/2024	8,828,000	8,828,000
[a]	5.489% due 7/8/2024	450,000	449,528
	AT&T, Inc.,
[a]	5.547% due 7/2/2024	17,000,000	16,997,426
[a]	5.542% due 7/16/2024	17,000,000	16,961,396
	AutoZone, Inc.,
[a]	5.478% due 7/1/2024	250,000	250,000
[a]	5.50% due 7/1/2024	250,000	250,000
[a]	5.524% due 7/1/2024	3,000,000	3,000,000
[a]	5.501% due 7/2/2024	250,000	249,962
	Avangrid, Inc.,
[a]	5.559% due 7/15/2024	2,000,000	1,995,753
[a]	5.599% due 7/17/2024	7,000,000	6,982,889
[a]	5.616% due 7/17/2024	25,000,000	24,938,667
[a]	5.579% due 7/22/2024	1,000,000	996,803
[a,b]	BASF SE, 5.602% due 7/25/2024	500,000	498,167
	Brown-Forman Corp.,
[a]	5.55% due 7/3/2024	9,400,000	9,397,154
[a]	5.509% due 7/15/2024	16,000,000	15,966,276
[a]	5.513% due 7/19/2024	8,000,000	7,978,320
	Canadian National Railway Co.,
[a,b]	5.519% due 7/2/2024	15,000,000	14,997,742
[a,b]	5.517% due 7/3/2024	20,000,000	19,993,978
	Canadian Pacific Railway Co.,
[a,b]	5.552% due 7/2/2024	6,000,000	5,999,090
[a,b]	5.548% due 7/3/2024	783,000	782,762
[a,b]	5.549% due 7/3/2024	2,000,000	1,999,393
[a,b]	5.568% due 7/9/2024	1,000,000	998,782
[a,b]	5.573% due 7/17/2024	11,000,000	10,973,209
	CenterPoint Energy, Inc.,
[a]	5.526% due 7/8/2024	7,500,000	7,492,081
[a]	5.559% due 7/17/2024	27,000,000	26,934,480
[a]	Consolidated Edison, Inc., 5.511% due 7/17/2024	18,000,000	17,956,640
	Diageo Capital plc,
[a,b]	5.535% due 7/2/2024	4,000,000	3,999,394
[a,b]	5.548% due 7/2/2024	1,000,000	999,848
[a,b]	5.552% due 7/2/2024	5,262,000	5,261,202
[a,b]	5.561% due 7/2/2024	27,000,000	26,995,898
[a]	Duke Energy Corp., 5.576% due 7/18/2024	2,000,000	1,994,824
	Enbridge U.S., Inc.,
[a]	5.568% due 7/5/2024	12,875,000	12,867,161
[a]	5.591% due 7/8/2024	800,000	799,144
	Entergy Corp.,
[a]	5.538% due 7/5/2024	6,907,000	6,902,817
[a]	5.544% due 7/12/2024	27,000,000	26,955,038
[a]	5.581% due 7/19/2024	315,000	314,137
[a]	Evergy Metro, Inc., 5.578% due 7/11/2024	2,000,000	1,996,950
	Eversource Energy,
[a]	5.633% due 7/1/2024	10,000,000	10,000,000
[a]	5.693% due 7/12/2024	1,033,000	1,031,232
[a,b]	Experian Finance plc, 5.57% due 7/24/2024	13,850,000	13,801,598

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Fiserv, Inc.,
[a]	5.524% due 7/17/2024	$ 2,000,000	$ 1,995,173
[a]	5.55% due 7/19/2024	25,000,000	24,931,875
[a]	5.549% due 7/22/2024	8,000,000	7,974,567
[a]	Hitachi America Capital Ltd., 5.483% due 7/8/2024	33,000,000	32,965,350
	HP, Inc.,
[a]	5.56% due 7/11/2024	250,000	249,620
[a]	5.595% due 7/18/2024	34,000,000	33,911,694
	Intel Corp.,
[a]	5.571% due 7/15/2024	500,000	498,934
[a]	5.529% due 7/16/2024	3,200,000	3,192,760
[a]	5.559% due 7/18/2024	250,000	249,355
[a]	5.586% due 7/18/2024	298,000	297,227
[a]	5.597% due 7/18/2024	250,000	249,351
[a]	5.559% due 7/19/2024	250,000	249,318
[a]	5.652% due 7/24/2024	250,000	249,114
[a]	5.571% due 7/25/2024	2,000,000	1,992,707
	Intercontinental Exchange, Inc.,
[a]	5.587% due 7/1/2024	17,000,000	17,000,000
[a]	5.535% due 7/2/2024	3,000,000	2,999,546
[a]	5.584% due 7/3/2024	2,000,000	1,999,390
[a]	5.611% due 7/19/2024	10,000,000	9,972,450
[a]	Kentucky Utilities Co., 5.548% due 7/9/2024	30,000,000	29,963,600
	Keurig Dr Pepper, Inc.,
[a]	5.532% due 7/2/2024	34,000,000	33,994,853
[a]	5.537% due 7/8/2024	250,000	249,735
	Marriott International, Inc.,
[a]	5.553% due 7/8/2024	10,600,000	10,588,746
[a]	5.58% due 7/9/2024	4,050,000	4,045,068
	Marsh & McLennan Cos., Inc.,
[a]	5.561% due 7/2/2024	1,467,000	1,466,777
[a]	5.526% due 7/9/2024	30,913,000	30,875,630
[a]	5.526% due 7/10/2024	1,000,000	998,640
	McCormick & Co., Inc.,
[a]	5.523% due 7/3/2024	5,000,000	4,998,492
[a]	5.543% due 7/11/2024	1,478,000	1,475,762
[a]	5.553% due 7/11/2024	16,022,000	15,997,700
[a]	5.533% due 7/15/2024	11,000,000	10,976,729
[a]	5.535% due 7/18/2024	2,000,000	1,994,862
	Mitsubishi HC Finance America LLC,
	5.588% due 7/8/2024	20,000,000	19,978,650
	5.605% due 7/8/2024	3,000,000	2,996,780
	5.589% due 7/15/2024	4,400,000	4,390,606
	5.591% due 7/24/2024	5,000,000	4,982,463
	Mohawk Industries, Inc.,
[a]	5.535% due 7/2/2024	3,000,000	2,999,546
[a]	5.554% due 7/2/2024	4,686,000	4,685,289
[a]	5.564% due 7/9/2024	10,000,000	9,987,844
[a]	5.569% due 7/15/2024	16,000,000	15,965,964
[a]	5.513% due 7/16/2024	1,000,000	997,742
[a]	Mondelez International, Inc., 5.588% due 7/15/2024	25,000,000	24,946,625
	NextEra Energy Capital Holdings, Inc.,
[a]	5.547% due 7/8/2024	2,000,000	1,997,881
[a]	5.564% due 7/9/2024	847,000	845,970
	Oglethorpe Power Corp.,
[a]	5.623% due 7/9/2024	250,000	249,693
[a]	5.622% due 7/16/2024	25,449,000	25,390,467
[a]	5.631% due 7/19/2024	10,000,000	9,972,350
	ONE Gas, Inc.,
[a]	5.645% due 7/5/2024	9,000,000	8,994,450
[a]	5.648% due 7/8/2024	2,000,000	1,997,842
[a]	5.645% due 7/12/2024	17,350,000	17,320,577
	Otis Worldwide Corp.,
	5.501% due 7/1/2024	1,268,000	1,268,000
	5.584% due 7/11/2024	9,000,000	8,986,275

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Penske Truck Leasing Co. LP,
	5.574% due 7/9/2024	$ 8,000,000	$ 7,990,258
	5.558% due 7/10/2024	1,000,000	998,633
	5.60% due 7/16/2024	26,000,000	25,940,417
	Pfizer, Inc.,
[a]	5.387% due 7/2/2024	400,000	399,941
[a]	5.397% due 7/2/2024	885,000	884,869
	Reckitt Benckiser Treasury Services plc,
[a,b]	5.485% due 7/10/2024	13,000,000	12,982,450
[a,b]	5.581% due 7/19/2024	19,750,000	19,695,885
[a]	Rockwell Automation, Inc., 5.395% due 7/12/2024	4,000,000	3,993,510
	Ryder System, Inc.,
	5.584% due 7/11/2024	3,000,000	2,995,425
	5.662% due 7/25/2024	5,500,000	5,479,613
[a]	Sempra, 5.565% due 7/8/2024	28,000,000	27,970,164
	Sonoco Products Co., 5.477% due 7/1/2024	7,000,000	7,000,000
[a]	Sony Capital Corp., 5.576% due 7/2/2024	1,000,000	999,848
[a]	Southern California Edison Co., 5.691% due 7/3/2024	1,000,000	999,689
	Spire, Inc.,
[a]	5.594% due 7/9/2024	1,000,000	998,778
[a]	5.621% due 7/12/2024	18,000,000	17,969,640
[a,b]	Telstra Group Ltd., 5.542% due 7/10/2024	3,000,000	2,995,913
	TELUS Corp.,
[a,b]	5.539% due 7/12/2024	1,668,000	1,665,222
[a,b]	5.56% due 7/12/2024	281,000	280,531
[a,b]	5.561% due 7/12/2024	250,000	249,582
[a,b]	5.564% due 7/12/2024	250,000	249,582
[a,b]	5.59% due 7/12/2024	486,000	485,183
[a,b]	5.548% due 7/18/2024	2,627,000	2,620,239
[a,b]	5.548% due 7/24/2024	12,350,000	12,306,998
	Tyco Electronics Group SA,
[a,b]	5.51% due 7/1/2024	2,000,000	2,000,000
[a,b]	5.511% due 7/1/2024	33,000,000	33,000,000
[a]	Union Pacific Corp., 5.476% due 7/23/2024	600,000	598,027
[a]	Verizon Communications, Inc., 5.525% due 7/2/2024	19,900,000	19,896,993
	Waste Management, Inc.,
[a]	5.538% due 7/3/2024	25,054,000	25,046,414
[a]	5.471% due 7/5/2024	8,000,000	7,995,209
	Williams Cos., Inc., 5.644% due 7/10/2024	34,000,000	33,952,825
	Xcel Energy, Inc.,
[a]	5.564% due 7/8/2024	22,000,000	21,976,601
[a]	5.574% due 7/15/2024	11,000,000	10,976,558
[a]	5.58% due 7/17/2024	350,000	349,147
	Total Commercial Paper (Cost $1,158,163,369)		1,158,163,369
	Repurchase Agreement — 4.9%
	Bank of New York Tri-Party Repurchase Agreement, 5.47% dated 6/28/2024 due 7/1/2024, repurchase price $73,033,276 collateralized by 12 corporate debt securities, having an average coupon of 4.97%, a minimum credit rating of BBB-, maturity dates from 5/1/2028 to 12/1/2054, and having an aggregate market value of $77,982,760 at 6/30/2024	73,000,000	73,000,000
	Total Repurchase Agreements (Cost $73,000,000)		73,000,000
	Total Investments — 85.1% (Cost $1,265,238,786)		$1,265,238,786
	Other Assets Less Liabilities — 14.9%		220,848,551
	Net Assets — 100.0%		$1,486,087,337

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $996,314,899, representing 67.04% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.